CASH FLOW REPORT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
CASH FLOW REPORT
CASH FLOW REPORT

NOTE 4 - CASH FLOW REPORT

The Statements of Cash Flows for the quarters ended March 31, 2022 and 2021 have been updated, as required by ASC 250-10-50-7 through - 10. The updates reflect the quantitative requirements of ASC 250-10-50-7, specifically presenting lease obligations on a net basis rather than gross basis for consistency with balance sheet assets and liabilities as reported. The reclassification required no changes to net cash flow for the periods presented, and there were no changes to the balance sheet or income statement. We believe these reclassifications were neither quantitatively or qualitatively material to the financial statements and accompanying notes.

NOTE 8 - CASH FLOW REPORT

The Statements of Cash Flows for the year ended December 31, 2021 and 2020 have been restated, as required by ASC 250-10-50-7 through - 10. The restatement_reflects the quantitative requirements of ASC 250-10-50-7, specifically presenting depreciation, amortization and net change in right of use assets in the operating section of the statement of cash flows.  The restatement required no changes to net cash flow for the periods presented, and there were no changes to the balance sheet or income statement. The restatement is reflected in the financial statement and accompanying notes.